Share-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Details) - $ / shares	2 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Management Incentive Plan
Number of nonvested/unissued shares
Nonvested/unissued at beginning of year (in shares)	65,000	65,000
Granted (in shares)		0
Dividends (in shares)		1,000
Forfeited or expired (in shares)		0
Vested and issued (in shares)		(37,000)
Nonvested/unissued at year end (in shares)		29,000	65,000
Weighted- average grant date fair value
Beginning balance (in USD per share)	$ 66.51	$ 66.51
Granted (in USD per share)				$ 85.44
Forfeited or expired (in USD per share)		0
Vested and issued (in USD per share)		55.31
Ending balance (in USD per share)		$ 79.16	$ 66.51
Restricted Stock/Unit Plan
Number of nonvested/unissued shares
Nonvested/unissued at beginning of year (in shares)	323,000	323,000
Granted (in shares)	0	108,000
Dividends (in shares)		7,000
Forfeited or expired (in shares)		(9,000)
Vested and issued (in shares)		(64,000)
Nonvested/unissued at year end (in shares)		365,000	323,000
Weighted- average grant date fair value
Beginning balance (in USD per share)	$ 56.16	$ 56.16
Granted (in USD per share)		81.75	$ 69.16	$ 85.39
Forfeited or expired (in USD per share)		77.80
Vested and issued (in USD per share)		63.21
Ending balance (in USD per share)		$ 60.94	$ 56.16
Restricted Stock/Unit Plan | Performance Shares
Number of nonvested/unissued shares
Granted (in shares)		57,500